SUBSEQUENT EVENTS - Additional Information (Detail) $ in Thousands	Nov. 21, 2024 USD ($) Rate	Nov. 01, 2024 USD ($) Rate	Oct. 16, 2024 ARS ($)	Oct. 10, 2024 USD ($) Rate	Oct. 04, 2024 ARS ($)	Oct. 04, 2024 USD ($)	Sep. 30, 2024 ARS ($)	Dec. 31, 2023 ARS ($)
Disclosure of Events After Reporting Period [line items]
Financing Received from the Argentine Central Bank and Other Financial Institutions							$ 266,868,382	$ 278,441,132
Irrevocable Contributions | Galicia Holding US Inc
Disclosure of Events After Reporting Period [line items]
Contributions made to unconsolidated subsidiaries by its controlling subsidiaries of investment entity					$ 1,461,750	$ 1,500,000
Irrevocable Contributions | Galicia Investments LLC
Disclosure of Events After Reporting Period [line items]
Contributions made to unconsolidated subsidiaries by its controlling subsidiaries of investment entity					975	1,000
Irrevocable Contributions | Galicia Ventures LP
Disclosure of Events After Reporting Period [line items]
Contributions made to unconsolidated subsidiaries by its controlling subsidiaries of investment entity					$ 96,476	$ 99,000
Issuance Of Negotiable Obligations | Banco Galicia Negotiable Obligations, Class No. XVI
Disclosure of Events After Reporting Period [line items]
Financing Received from the Argentine Central Bank and Other Financial Institutions				$ 325,000,000
Term				4 years
Rate | Rate				7.75%
Issuance Of Negotiable Obligations | Banco Galicia Negotiable Obligations, Class No. XVII
Disclosure of Events After Reporting Period [line items]
Financing Received from the Argentine Central Bank and Other Financial Institutions		$ 83,477,768
Term		6 months
Rate | Rate		2.00%
Issuance Of Negotiable Obligations | Tarjeta Naranja Negotiable Obligations, Class No. LXIII
Disclosure of Events After Reporting Period [line items]
Financing Received from the Argentine Central Bank and Other Financial Institutions	$ 179,163,334
Term	367 days
Rate | Rate	6.25%
Major Dividends | Tarjeta Naranja
Disclosure of Events After Reporting Period [line items]
Dividends paid			$ 36,000,000